Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Thousands, ¥ in Millions	May 12, 2024 USD ($)	May 12, 2024 CNY (¥)	Apr. 01, 2024 $ / shares shares
Subsequent Events (Details) [Line Items]
Price per share			$ 5
IPO [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares			2,000,000
Shares per value			$ 0.0001
Loan Transaction [Member]
Subsequent Events (Details) [Line Items]
Interest rate percentage	3.50%	3.50%
Suzhou Wuzhong Branch of Bank of Communications Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 410	¥ 3